Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Advisor fees on gross offering proceeds	1.00%		1.00%
Offering proceeds	$ 3,293		$ 3,225
Cost incurred by advisor	4,392		4,190
Cost reimbursed	34		32
Mortgage indebtedness, carrying value	92,413		92,413	82,175
Taxable income distributable to stockholders	90.00%		90.00%
Anti-dilutive shares outstanding		5,274,900	5,274,900	5,274,900
Mortgages
Significant Accounting Policies [Line Items]
Mortgage indebtedness, fair value	96,557		95,827
Mortgages | Adjustments [Member]
Significant Accounting Policies [Line Items]
Mortgage indebtedness, fair value	$ 95,827
Building and Building Improvements
Significant Accounting Policies [Line Items]
Useful life	40 years		40 years
Equipment and fixtures | Minimum
Significant Accounting Policies [Line Items]
Useful life	5 years		5 years
Equipment and fixtures | Maximum
Significant Accounting Policies [Line Items]
Useful life	10 years		10 years